SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Core Plus Bond Fund
Wells Fargo Short-Term High Yield Bond Fund
(each a “Fund”, together the “Funds”)

Core Plus Bond Fund

Effective immediately, Thomas Price, CFA is removed as a portfolio manager to the Fund. All references to Thomas Price, CFA in the Prospectuses and Statement of Additional Information are hereby removed.

Short-Term High Yield Bond Fund

Effective immediately, Kevin Maas, CFA and Thomas Price, CFA are removed as a portfolio manager to the Fund. All references to Kevin Maas, CFA and Thomas Price, CFA in the Prospectuses and Statement of Additional Information are hereby removed.

Effective immediately, Niklas Nordenfelt, CFA is added as a portfolio manager to the Fund.

I. Prospectus

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Niklas Nordenfelt, CFA, Portfolio Manager / 2020 Michael J. Schueller, CFA, Portfolio Manager / 2007

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Niklas Nordenfelt, CFA Short-Term High Yield Bond Fund	Mr. Nordenfelt joined Wells Capital Management in 2003, where he currently serves as a Senior Portfolio Manager and Co-Manager of the U.S. High Yield Fixed Income team.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Niklas Nordenfelt, CFA[1]	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$1.69B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$642.11M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	11
	Total Assets Managed	$676.12M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1.	Nikals Nordenfelt, CFA became a portfolio manager of the Fund on January 15, 2020. The information presented in this table is as of May 31, 2019, at which time Nikals Nordenfelt, CFA was not a portfolio manager of the Fund.

Wells Capital Management[1]
Niklas Nordenfelt, CFA[2]	Short-Term High Yield Bond Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Nikals Nordenfelt, CFA became a portfolio manager of the Fund on January 15, 2020. The information presented in this table is as of May 31, 2019, at which time Nikals Nordenfelt, CFA was not a portfolio manager of the Fund.

January 15, 2020	IFR010/P1001SP